SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Expected life		5 years
Risk-free rate		2.66%
Expected volatility		120.00%
Expected dividends	0.00%	0.00%
Weighted average fair value per option	$ 0.821	$ 0.576
Bottom
Statement [Line Items]
Expected life	2 years
Risk-free rate	2.66%
Expected volatility	99.00%
Top
Statement [Line Items]
Expected life	5 years
Risk-free rate	2.86%
Expected volatility	114.00%